As filed with the Securities and Exchange Commission on February 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

The Merger Fund
Schedule of Investments
December 31, 2006 (unaudited)

Shares		Value
COMMON STOCKS - 89.70%
	Audio & Video Equipment - 0.04%
155,907	IMAX Corporation (a)	$586,210
	Banking - 2.49%
3,633,423	Banca Intesa S.p.A. (b)	28,058,248
254,350	The Bank of New York Company, Inc. (b)	10,013,760
		38,072,008
	Broadcasting - 7.85%
1,695,350	Clear Channel Communications, Inc. (b)	60,252,739
196,575	Lin TV Corp - Class A (a)	1,955,921
1,624,300	Univision Communications Inc. (a)	57,532,706
		119,741,366
	Brokerage Services - 1.59%
4,773,944	Instinet Group Incorporated (a) (c)	24,290,304
	Building Products - 2.34%
2,476,000	Rinker Group Limited	35,277,337
5,200	Rinker Group Limited - ADR	369,460
		35,646,797
	Commercial Printing - 0.82%
249,600	John H. Harland Company	12,529,920
	Commercial Vehicles - 0.29%
64,050	Scania AB	4,500,186
	Computer Hardware - 2.26%
704,650	American Power Conversion	21,555,244
863,200	Symbol Technologies, Inc.	12,896,208
		34,451,452
	Computer Software & Services - 1.13%
458,200	Open Solutions Inc. (a)	17,246,648
	Crop Sciences - 3.21%
1,209,725	Delta and Pine Land Company (e)	48,933,376
	Defense Electronics - 0.21%
132,426	Essex Corporation (a)	3,166,306
	Food Service - 1.94%
883,300	ARAMARK Corporation (e)	29,546,385
	Home Furnishings & Accessories - 0.92%
408,900	The Yankee Candle Company, Inc.	14,017,092
	Hotels & Gaming - 8.32%
1,179,400	Harrah's Entertainment (d)	97,559,968
359,600	Station Casinos, Inc. (e)	29,368,532
		126,928,500
	Integrated Gas & Electric Companies - 0.24%
90,500	KeySpan Corporation	3,726,790
	Integrated Oil & Gas Companies - 1.17%
478,200	Shell Canada Limited	17,842,029
	Laboratory Equiptment - 0.57%
666,799	Solexa, Inc. (a)	8,768,407
	Medical Devices - 6.52%
1,451,162	Biomet, Inc. (d)	59,889,456
1,264,048	Conor Medsystems, Inc. (a) (e)	39,602,624
		99,492,080
	Metals & Mining - 2.12%
270,000	Phelps Dodge Corporation (e)	32,324,400

	Oil & Gas Exploration & Production - 2.05%
779,300	Energy Partners, Ltd. (a)	19,030,506
348,100	Stone Energy Corporation (a)	12,305,335
		31,335,841
	Oil Refining & Marketing - 1.59%
322,913	Giant Industries, Inc. (a) (c)	24,202,329
	Oilfield Equipment & Services - 4.62%
830,200	Veritas DGC Inc. (a) (b)	70,467,376
	Pharmaceuticals - 3.51%
55,974	Serono SA	50,254,863
150,525	Serono SA - ADR	3,378,624
1	UCB SA	13
		53,633,500
	Pharmacy-Benefit Services - 1.40%
374,518	Caremark Rx (b)	21,388,723
	Pipelines - 4.91%
709,230	Kinder Morgan, Inc. (c)	75,001,072
	Publishing - 2.49%
2,271,500	The Reader's Digest Association (b)	37,934,050
	Real Estate Services - 0.10%
48,100	Realogy Corp. (a)	1,458,392
	Real Estate Investment Trusts - 3.58%
797,600	Equity Office Properties Trust (d)	38,420,392
336,911	Reckson Associates Realty Corporation (e)	15,363,142
50,000	Trustreet Properties, Inc.	842,500
		54,626,034
	Specialty Retailing - 1.03%
475,000	Claire's Stores, Inc.	15,741,500
	Stock Exchanges - 7.12%
95,835	CBOT Holdings, Inc. (a)	14,516,127
797,058	Euronext NV	94,167,634
		108,683,761
	Telephony - 12.59%
1,736,375	BellSouth Corporation (b)	81,800,626
1,527,142	Portugal Telecom, SGPS, S.A.	19,836,416
4,472,698	Price Communications Corporation (b) (f) (g)	90,527,408
		192,164,450
	Travel Services - 0.68%
324,400	Sabre Holdings Corporation (e)	10,345,116
	TOTAL COMMON STOCKS (Cost $1,299,252,448)	1,368,792,400

Contracts	(100 shares per contract)
	PUT OPTIONS PURCHASED - 0.22%
	AMEX Natural Gas Index
114	Expiration: January, 2007, Exercise Price: $505.00	710,562
	Bloomberg US Lodging Index
6,115	Expiration: January, 2007, Exercise Price: $380.00	119,548
	Energy Select Sector SPDR Fund
1,457	Expiration: January, 2007, Exercise Price: $63.00	626,510
	Freeport-McMoRan Copper & Gold, Inc.
468	Expiration: May, 2007, Exercise Price: $60.00	365,040
468	Expiration: May, 2007, Exercise Price: $65.00	521,820
	PowerShares Dynamic Energy Exploration & Production
1,598	Expiration: January, 2007, Exercise Price: $21.00	351,560
	PowerShares Dynamic Media
3,055	Expiration: January, 2007, Exercise Price: $17.00	267,313
	streetTRACKS SPDR Homebuilders
1,230	Expiration: January, 2007, Exercise Price: $40.00	335,175
	Tyson Foods
2,300	Expiration: January, 2007, Exercise Price: $12.50	5,750
	TOTAL PURCHASED OPTIONS (Cost $2,685,259)	3,303,278

Principal
Amount
	CORPORATE BONDS - 0.30%
	Energy Partners Ltd.
$1,500,000	8.750%, 08/01/2010	1,537,500
	Toys "R" US, Inc.
3,500,000	7.875%, 04/15/2013	3,084,375
	TOTAL CORPORATE BONDS (Cost $4,773,514)	4,621,875

	TAX ESCROW NOTES - 0.00%
468,600	Telecorp PCS Escrow Shares (a)	4,686
	TOTAL TAX ESCROW NOTES (Cost $0)	4,686

	SHORT TERM INVESTMENTS - 7.80%
	US Government Agency Issues - 1.31%
	Federal Home Loan Bank Discount Note
20,000,000	4.820%, 01/04/2007	19,984,167
	Variable Rate Demand Notes - 6.49%
45,036,282	American Family Financial Services, Inc., 4.943%	45,036,282
47,514,422	U.S. Bank, 5.070%	47,514,422
6,449,067	Wisconsin Corporate Central Credit Union, 4.990%	6,449,067
		98,999,771
	TOTAL SHORT TERM INVESTMENTS (Cost $118,983,938)	118,983,938
	Total Investments (Cost $1,425,695,159) (h)	$1,495,706,177

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for equity swap contracts,
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(f)	Affiliated company.
(g)	Fair-valued security.

(h)	Cost of investments	$ 1,435,206,721
	Gross unrealized appreciation	70,560,351
	Gross unrealized depreciation	(10,060,895)
	Net unrealized appreciation	$ 60,499,456

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Merger Fund
Schedule of Securities Sold Short
December 31, 2006 (unaudited)

Shares		Value
2,301,445	AT&T Corp.	$82,276,659
3,633,449	Banca Intesa S.p.A.	28,058,447
28,731	Chicago Mercantile Exchange Holdings, Inc.	14,645,627
170,200	Cie Generale de Geophysique SA	36,891,083
5,000	Cie Generale de Geophysique SA - ADR	217,750
312,713	CVS Corporation	9,665,959
79,780	Express Scripts, Inc.	5,712,248
87,200	Freeport-McMoRan Copper & Gold, Inc.	4,859,656
757,835	Iberdrola S.A. (a)	33,112,453
165,795	Illumina, Inc.	6,517,402
9,709	MAN AG	877,405
240,042	Mellon Financial Corporation	10,117,770
781,025	NYSE Group Inc. (a)	75,767,235
34,055	SL Green Realty Corp.	4,521,823
114	UCB SA	7,818
2,325,680	Verizon Communications Inc.	86,608,323
	Total Securities Sold Short (Proceeds $348,381,550)	$399,857,658

ADR - American Deposit Receipt
(a) Fair-valued security.

Merger Fund
Schedule of Options Written
December 31, 2006 (unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS

	Biomet, Inc.
5,462	Expiration: January, 2007, Exercise Price: $37.50	$2,130,180
1,991	Expiration: January, 2007, Exercise Price: $40.00	298,650
	Claire's Stores, Inc.
4,750	Expiration: January, 2007, Exercise Price: $30.00	1,520,000
	Equity Office Properties Trust
7,976	Expiration: April, 2007, Exercise Price: $50.00	199,400
	Realogy Corp.
481	Expiration: January, 2007, Exercise Price: $30.00	25,252
	Harrah's Entertainment
3,554	Expiration: January, 2007, Exercise Price: $80.00	1,030,660
2,000	Expiration: January, 2007, Exercise Price: $75.00	1,580,000
	JLG Industries
948	Expiration: January, 2007, Exercise Price: $27.50	47,400
	Phelps Dodge Corporation
1,400	Expiration: April, 2007, Exercise Price: $130.00	350,000
	Station Casinos, Inc.
3,596	Expiration: January, 2007, Exercise Price: $80.00	764,150
	Total Options Written (Premiums received $8,877,398)	$7,945,692

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MERGER FUND

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date  2/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date 2/26/2007

By (Signature and Title)  /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date 2/27/2007